COST OF SALES (Tables)	9 Months Ended
Sep. 30, 2017
Analysis of income and expense [abstract]
Components of cost of sales

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Operating costs[1]	$154.5	$147.4	$461.9	$425.9
Royalties	11.1	13.5	32.9	32.5
Depreciation expense[2]	62.3	69.3	197.2	193.1
	$227.9	$230.2	$692.0	$651.5

1	Operating costs include mine production, transport and smelter costs, and site administrative expenses.

2	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.